BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2021
BASIS OF PRESENTATION [Abstract]
Financial Information of VIEs
The following tables represent the financial information of the VIEs whom the Company does not have majority voting interests as of December 31, 2020 and June 30, 2021 and for the six months ended June 30, 2020 and 2021 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,	As of June 30,
	2020	2021
	$	$

ASSETS:
Current assets:
Cash and cash equivalents	94,502	97,396
Amounts due from intercompanies (1)	44,928	141,878
Others	79,484	66,892

Total current assets	218,914	306,166

Non-current assets:
Property and equipment, net	35,453	33,988
Long-term investments	16,080	17,313
Deferred tax assets	47,948	48,776
Others	37,662	23,682

Total non-current assets	137,143	123,759

Total assets	356,057	429,925

	As of December 31,	As of June 30,
	2020	2021
	$	$
LIABILITIES:
Current liabilities:
Accrued expenses and other payables	91,186	112,185
Deferred revenue	212,377	204,926
Amounts due to intercompanies (1)	70,019	116,898
Others	31,104	28,104

Total current liabilities	404,686	462,113

Non-current liabilities:
Deferred revenue	55,200	70,953
Amounts due to intercompanies (1)	15,710	30,910
Others	18,418	6,759

Total non-current liabilities	89,328	108,622

Total liabilities	494,014	570,735

	For the Six Months ended June 30,
	2020	2021
	$	$

Revenue
- Third party customers	262,801	333,847
- Intercompanies	70,363	84,876

Net loss	(28,770)	(19,089)

	For the Six Months ended June 30,
	2020	2021
	$	$

Net cash generated from (used in) operating activities	59,030	(12,218)
Net cash (used in) generated from investing activities	(25,122)	500
Net cash generated from financing activities	32,220	14,025

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions and funds advanced for working capital purpose.